Intangible Assets and Goodwill, Net - Changes in intangible assets with definite useful lives (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Analysis of the changes in intangible assets
Balance at beginning of the period	$ 43,063,516
Balance at end of the period	43,328,954	$ 43,063,516
Concessions
Analysis of the changes in intangible assets
Balance at beginning of the period	15,166,067	15,166,067
Balance at end of the period	15,166,067	15,166,067
Intangible Assets with Finite Useful Lives
Analysis of the changes in intangible assets
Balance at beginning of the period	13,304,414
Balance at end of the period	13,873,817	13,304,414
Intangible Assets with Finite Useful Lives | Trademarks
Analysis of the changes in intangible assets
Balance at beginning of the period	321,520
Amortization of the year	321,520	472,827
Balance at end of the period	228,510	321,520
Intangible Assets with Finite Useful Lives | Concessions
Analysis of the changes in intangible assets
Balance at beginning of the period	332,103
Amortization of the year	110,701	110,701
Balance at end of the period	221,402	332,103
Intangible Assets with Finite Useful Lives | Licenses
Analysis of the changes in intangible assets
Balance at beginning of the period	3,130,935
Balance at end of the period	4,015,219	3,130,935
Intangible Assets with Finite Useful Lives | List of subscribers
Analysis of the changes in intangible assets
Balance at beginning of the period	2,677,172
Balance at end of the period	2,150,433	2,677,172
Intangible Assets with Finite Useful Lives | Payments for renewal of concessions
Analysis of the changes in intangible assets
Balance at beginning of the period	5,978,437
Balance at end of the period	5,821,828	5,978,437
Intangible Assets with Finite Useful Lives | Other intangible assets
Analysis of the changes in intangible assets
Balance at beginning of the period	864,247
Balance at end of the period	1,436,425	864,247
Cost
Analysis of the changes in intangible assets
Balance at beginning of the period	60,148,559
Transfers from property, plant and equipment	(1,487,056)	(702,562)
Balance at end of the period	62,798,367	60,148,559
Cost | Intangible Assets with Finite Useful Lives
Analysis of the changes in intangible assets
Balance at beginning of the period	30,389,457	20,060,047
Additions	2,106,750	7,078,178
Transfers from property, plant and equipment	1,487,056	702,562
Acquisitions		2,581,713
Retirements	(855,838)	(32,532)
Transfers and reclassifications	236,391
Effect of translation	(20,586)	(511)
Balance at end of the period	33,343,230	30,389,457
Cost | Intangible Assets with Finite Useful Lives | Trademarks
Analysis of the changes in intangible assets
Balance at beginning of the period	1,891,306	1,891,306
Transfers and reclassifications	236,391
Balance at end of the period	2,127,697	1,891,306
Cost | Intangible Assets with Finite Useful Lives | Concessions
Analysis of the changes in intangible assets
Balance at beginning of the period	553,505	553,505
Balance at end of the period	553,505	553,505
Cost | Intangible Assets with Finite Useful Lives | Licenses
Analysis of the changes in intangible assets
Balance at beginning of the period	9,065,582	7,470,669
Additions	913,108	895,187
Transfers from property, plant and equipment	1,487,056	702,562
Retirements	(526,166)	(2,625)
Transfers and reclassifications	(68,641)
Effect of translation	(12,551)	(211)
Balance at end of the period	10,858,388	9,065,582
Cost | Intangible Assets with Finite Useful Lives | List of subscribers
Analysis of the changes in intangible assets
Balance at beginning of the period	8,785,423	6,203,875
Acquisitions		2,581,713
Transfers and reclassifications	1,162
Effect of translation	(3,733)	(165)
Balance at end of the period	8,782,852	8,785,423
Cost | Intangible Assets with Finite Useful Lives | Payments for renewal of concessions
Analysis of the changes in intangible assets
Balance at beginning of the period	5,993,891	244,692
Additions	67,285	5,754,543
Retirements	(239,348)	(5,344)
Balance at end of the period	5,821,828	5,993,891
Cost | Intangible Assets with Finite Useful Lives | Other intangible assets
Analysis of the changes in intangible assets
Balance at beginning of the period	4,099,750	3,696,000
Additions	1,126,357	428,448
Retirements	(90,324)	(24,563)
Transfers and reclassifications	67,479
Effect of translation	(4,302)	(135)
Balance at end of the period	5,198,960	4,099,750
Accumulated Amortisation
Analysis of the changes in intangible assets
Balance at beginning of the period	(17,085,043)
Balance at end of the period	(19,469,413)	(17,085,043)
Accumulated Amortisation | Intangible Assets with Finite Useful Lives
Analysis of the changes in intangible assets
Balance at beginning of the period	(17,085,043)	(14,067,453)
Amortization of the year	(2,500,646)	(2,599,659)
Other amortization of the year	(531,426)	(444,679)
Retirements	631,738	26,074
Effect of translation	15,964	674
Balance at end of the period	(19,469,413)	(17,085,043)
Accumulated Amortisation | Intangible Assets with Finite Useful Lives | Trademarks
Analysis of the changes in intangible assets
Balance at beginning of the period	(1,569,786)	(1,096,959)
Amortization of the year	(329,401)	(472,827)
Balance at end of the period	(1,899,187)	(1,569,786)
Accumulated Amortisation | Intangible Assets with Finite Useful Lives | Concessions
Analysis of the changes in intangible assets
Balance at beginning of the period	(221,402)	(110,701)
Amortization of the year	(110,701)	(110,701)
Balance at end of the period	(332,103)	(221,402)
Accumulated Amortisation | Intangible Assets with Finite Useful Lives | Licenses
Analysis of the changes in intangible assets
Balance at beginning of the period	(5,934,647)	(4,672,961)
Amortization of the year	(1,490,841)	(1,264,172)
Retirements	529,403	2,320
Reclassifications	44,824
Effect of translation	8,092	166
Balance at end of the period	(6,843,169)	(5,934,647)
Accumulated Amortisation | Intangible Assets with Finite Useful Lives | List of subscribers
Analysis of the changes in intangible assets
Balance at beginning of the period	(6,108,251)	(5,404,722)
Amortization of the year	(530,013)	(703,694)
Reclassifications	2,112
Effect of translation	3,733	165
Balance at end of the period	(6,632,419)	(6,108,251)
Accumulated Amortisation | Intangible Assets with Finite Useful Lives | Payments for renewal of concessions
Analysis of the changes in intangible assets
Balance at beginning of the period	(15,454)	(7,703)
Amortization of the year	(7,773)	(8,140)
Retirements	23,227	389
Balance at end of the period		(15,454)
Accumulated Amortisation | Intangible Assets with Finite Useful Lives | Other intangible assets
Analysis of the changes in intangible assets
Balance at beginning of the period	(3,235,503)	(2,774,407)
Amortization of the year	(31,917)	(40,125)
Other amortization of the year	(531,426)	(444,679)
Retirements	79,108	23,365
Reclassifications	(46,936)
Effect of translation	4,139	343
Balance at end of the period	$ (3,762,535)	$ (3,235,503)